Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 03, 2022
Goodwill [Line Items]
Cash paid	$ 350,000
Paid in shares		$ 250,000
Spotlight Recreational Services LLC [Member]
Goodwill [Line Items]
Percentage of acquired			100.00%